Investment in Associate	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Disclosure of associates [abstract]
Investment in Associate

Note 5. Investment in Associate

	Consolidated
	31 Dec 2023	30 Jun 2023
	A$	A$

Non-current assets
Investment in Snow Lake Resources	11,242,193	16,767,507

Reconciliation
Reconciliation of the carrying amounts at the beginning and end of the current and previous financial half-year are set out below:

Opening carrying amount	16,767,507	23,022,266
Share of Snow Lake Resources (loss)/profit for period	(862,231)	(6,254,759)
Impairment of investment in Snow Lake Resources	(4,663,083)	-

Closing carrying amount	11,242,193	16,767,507

On the 23 November 2021 Nova Minerals’ 73.8% owned subsidiary Snow Lake Resources completed an initial public offering on the NASDAQ stock exchange. Following the flotation Nova’s shareholding in Snow Lake Resources was reduced to 54.5% and 46.1% on a fully diluted basis. As of 31 December 2023, Nova Minerals owns 32.5% of Snow Lake Resources due to dilution and has applied the equity method of investment accounting for its interest in Snow Lake Resources.

As a result of the shareholding dilution, as well as the company having limited oversight in management of Snow Lake Resources, the directors of Nova Minerals determined the company had lost control of its subsidiary as at 23 November 2021.

In line with IFRS 10 Consolidated Financial Statements, Nova Minerals has derecognized the assets and liabilities of the Snow Lake Resources group in its consolidated statement of financial position as at 23 November 2021, generating a loss on deconsolidation recognized in the consolidated profit and loss statement of the group in the period.

As a result of a significant and prolonged decline in the operations of Snow Lake Resources, management have decided to recognize an impairment as at 31 December 2023 of A$4,663,083.

As at the 31 December 2023 Nova Mineral’s 6,600,000 shares in Snow Lake Resources, which is listed on NASDAQ, had a market price of US$1.17 per share, giving a fair value as of that date of A$11,289,487 (30 June 2023, 6,600,000 shares with a market value of US$2.27 per share giving a fair value of A$22,597,351).

Summarized financial information

Summarized financial information of Snow Lake Resources is set out below:

	Snow Lake Resources
	31 Dec 2023	30 June 2023
	A$	A$
Summarized statement of financial position
Cash	6,988,270	4,357,704
Other current assets	722,271	1,220,054
Total current assets	7,710,541	5,577,758
Non-current assets	26,014,381	24,396,133
Total assets	33,724,922	29,973,891

Other current liabilities	1,951,344	2,225,191
Derivative liabilities	1,371,250	2,180,901
Non-current liabilities	3,383,599	35,293
Total liabilities	6,706,193	4,441,385
Net Assets	27,018,729	25,532,506

	Snow Lake Resources
	31 Dec 2023	31 Dec 2022
	A$	A$
Summarized statement of profit or loss and other comprehensive income
Revenue	-	-
Bank fees and interest	(5,300)	(7,955)
Depreciation on right-of-use assets	(17,956)	-
Other expenses	(4,449,729)	(8,029,095)
Total expenses	(4,472,985)	(8,037,050)
Loss before income tax expense	(4,472,985)	(8,037,050)
Income tax expense	-	-
Loss after income tax expense	(4,472,985)	(8,037,050)

Other comprehensive income	1,845,445	1,374,973
Total comprehensive income (loss)	(2,627,540)	(6,662,077)

Note 8. Non-Current Assets - Investment in Associate

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Investment in Snow Lake Resources	16,767,507	23,022,266

Reconciliation
Reconciliation of the carrying amounts at the beginning and end of the current and previous financial year are set out below:

Opening carrying amount	23,022,266	-
Fair value of Snow Lake Resources investment at date of deconsolidation	-	99,709,182
Disposals	-	(22,056,932)
Loss on disposal on Snow Lake Resources	-	(9,102,187)
Share of Snow Lake Resources profits(losses) for period	(6,254,759)	29,088
Impairment of investment in Snow Lake Resources	-	(45,556,885)

Closing carrying amount	16,767,507	23,022,266

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Gain on deconsolidation of Snow Lake Resources
Fair value of Snow Lake Resources investment at date of deconsolidation	-	99,709,182
Less carrying value of net assets on deconsolidation	-	(7,931,084)

Gain on deconsolidation of Snow Lake Resources	-	91,778,098

Summarized financial information

Summarized financial information of Snow Lake Resources is set out below:

	Snow Lake Resources
	30 June 2023	30 June 2022
	A$	A$
Summarized statement of financial position
Cash	4,357,704	26,778,174
Other current assets	1,220,054	1,391,785
Total current assets	5,577,758	28,169,959
Non-current assets	24,396,133	13,593,229
Total assets	29,973,891	41,763,188

Other current liabilities	2,225,191	1,681,351
Derivative liabilities	2,180,901	323,013
Non-current liabilities	35,293	-
Total liabilities	4,441,385	2,004,364
Net Assets	25,532,506	39,758,824

Summarized statement of profit or loss and other comprehensive income
Revenue	-	-
Bank fees and interest	(16,383)	(192,963)
Amortization of transaction costs	-	(61,533)
Depreciation on right-of-use assets	(2,928)	-
Other expenses	(17,910,900)	(11,798,660)
Total expenses	(17,930,211)	(12,053,156)
Loss before income tax expense	(17,930,211)	(12,053,156)
Income tax expense	-	-
Loss after income tax expense	(17,930,211)	(12,053,156)
Other comprehensive income	778,841	1,767,338
Total comprehensive income (loss)	(17,151,370)	(10,285,818)

On the 23 November 2021 Nova Minerals’ 73.8% owned subsidiary Snow Lake Resources completed an initial public offering on the NASDAQ stock exchange. Following the flotation Nova’s shareholding in Snow Lake Resources was reduced to 54.5% and 46.1% on a fully diluted basis. As of 30 June 2023, Nova Minerals owns 32.5% of Snow Lake Resources due to dilution and has applied the equity method of investment accounting for its interest in Snow Lake Resources.

As a result of the shareholding dilution, as well as the company having limited oversight in management of Snow Lake Resources, the directors of Nova Minerals determined the company had lost control of its subsidiary as at 23 November 2021.

In line with IFRS 10 Consolidated Financial Statements Nova Minerals therefore derecognized the assets and liabilities of the Snow Lake Resources group in its consolidated statement of financial position as at 23 November 2021, generating a gain on deconsolidation recognized in the consolidated profit and loss statement of the group in the period.

As at the 30 June 2023 Nova Mineral’s 6,600,000 shares in Snow Lake Resources, which is listed on NASDAQ, had a market price of US$2.27 per share, giving a fair value as of that date of A$22,597,351 (30 June 2022, 6,600,000 shares with a market value of US$2.40 per share giving a fair value of A$22,993,186).

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2023